Supplemental Disclosure with Respect to Cash Flows - Disclosure of detailed information about other non-cash operating activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Gain on revaluation of derivative liabilities	$ (282)	$ (551)
Gain on sale of subsidiaries	(432)	(734)
Loss on disposal of property and equipment	0	3
Loss on settlements and modifications, net (Notes 4 and 10)	53	314
Impairment charges (Note 7)	399	70
Realized loss on sale of investments	2,020	73
Unrealized foreign exchange (gain) loss	289	(366)
Total	$ 2,047	$ (1,191)